Adoption of amended accounting standards (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Jan. 01, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Adoption Of Amended Accounting Standards [Line Items]
Cash	$ 477	$ 1,367		$ 314	$ 507	$ 1,049	$ 1,572
Trade and other receivables	4,173			4,474
Trade payables and other liabilities	$ 4,167			$ 4,392
Impact of Amendments to IFRS 9 and IFRS 7
Adoption Of Amended Accounting Standards [Line Items]
Cash			$ 107
Trade and other receivables			2
Trade payables and other liabilities			109
Upon adoption of Amendments to IFRS 9 and IFRS 7
Adoption Of Amended Accounting Standards [Line Items]
Cash			421
Trade and other receivables			4,476
Trade payables and other liabilities			$ 4,501